Revenue from Contracts with Customers (Tables)	3 Months Ended
Mar. 31, 2022
Revenue from Contracts with Customers
Schedule of revenue

	Three Months Ended		Year Ended
	March 31,		December 31,
(SEK in thousands)	2022	2021	2021
Type of good or service
Product sales	17,963	—	—
Outlicensing of the product candidate	28,804	—	225,252
Performance of certain regulatory services	2,967	—	4,095
Total	49,734	—	229,347

Geographical markets
USA	17,963	—	—
Europe	2,967	—	201,878
Asia	28,804	—	27,469
Total	49,734	—	229,347